2021 Acquisition	12 Months Ended
Dec. 31, 2022
2021 Acquisition
2021 Acquisition

4. 2021 Acquisition

On December 13, 2021, the Company, through its Australia subsidiary VIQ Solutions Australia Pty Ltd., acquired certain assets of Auscript Australasia Pty Ltd. (“Auscript”). Auscript is a leading supplier of secure court recording and transcription services for courts and law firms throughout Australia and complements the Company’s transcription services business.  As part of this transaction, $150,000 was paid as contingent consideration via a performance-based earn-out paid in August 2022. The acquisition was funded by utilizing cash on hand; $7,496,856 was paid during 2021 and an additional $298,927 was paid for the final working capital adjustment contemplated in the purchase agreement and based on final negotiations between the Company and the Seller on August 5, 2022.

The acquisition completed during the year ended December 31, 2021 was determined to be a business combination and was accounted for using the acquisition method in accordance with IFRS 3, with the results of operations consolidated with those of the Company effective December 13, 2021 for Auscript.

The Company has retrospectively adjusted the purchase price allocation and restated the previously reported consideration and goodwill, intangible customer relationship, intangible brands and deferred tax liabilities in accordance with the requirements of IFRS 3 in regards to measurement period adjustments.  The measurement period adjustment of $298,927 relates to additional consideration paid upon the finalization and settlement of the working capital adjustment with the seller.  The total consideration for the Auscript acquisition and the purchase price allocation (“PPA”) is as follows:

	Previously
	Reported at		Restated at
	December 31,		December 31,
	2021	Adjustment	2021
Consideration
Cash (i)	$7,496,856	$298,927	$7,795,783
Contingent consideration	150,000	—	150,000
Total consideration	$7,646,856	$298,927	$7,945,783

Identifiable assets acquired and liabilities assumed
Trade and other receivables, net of allowance for doubtful accounts	2,124,687	—	2,124,687
Prepaid expenses and deposits	168,009	—	168,009
Property and equipment	283,394	—	283,394
Right-of-use assets	912,910	—	912,910
Trade and other payable and accrued liabilities	(1,886,414)	—	(1,886,414)
Current portion of contract liabilities	(44,313)	—	(44,313)
Lease obligations	(911,101)	—	(911,101)
Deferred tax liability	(852,557)	(25,374)	(877,931)
Customer relationships	2,552,075	152,940	2,705,015
Non-compete	57,030	—	57,030
Brand	734,256	13,904	748,160
Goodwill	$4,508,880	$157,457	$4,666,337

(i)	Cash consideration was recorded in Trade and other payables and accrued liabilities as at December 31, 2021 and was paid on August 5, 2022.

2020 acquisition:

On January 31, 2020, the Company through its US subsidiary, VIQ Media Transcription Inc., acquired 100% of the assets of ASC. ASC was a provider of transcription services focused on the multi-speaker transcription market, serving both government and public ‘content creation space’ and complementing the Company’s transcription services business. As part of this transaction, an estimated $2,038,596 was to be paid as contingent consideration via a performance-based earn-out payable quarterly over 30 months. With respect to the contingent consideration, the Company had agreed to make quarterly payments to the sellers between July 15, 2020 and April 15, 2023 based on the achievement of quarterly revenue targets as defined in the purchase agreement. At the date of acquisition, contingent consideration was measured on a discounted cash flow basis, reflecting the present value of undiscounted expected future payments of $2,948,083 which is the expected payout based on forecast revenues at that date, discounted using a risk-adjusted discount rate of 20.6 percent.

On December 23, 2021, the Company entered into a settlement agreement with the former owners of ASC to settle all earnout payment obligations in the amount of $1,165,770 and recorded a gain on settlement of $130,220. The total contingent consideration payable to ASC at December 31, 2022 was $nil (2021 - $nil and 2020 - $1,145,677).

On February 26, 2020, the Company, through its US subsidiary VIQ Services Inc., acquired 100% of the shares of WordZXpressed Inc. WordZ is a provider of English transcription services to medical service providers and to insurance companies in the USA and complements the Company’s transcription services business. As part of this, an estimated $1,671,670 was to be paid as contingent consideration via a performance-based earnout payable quarterly over 36 months. The Company had agreed to make quarterly payments to the sellers between October 1, 2020 and July 1, 2023 based on the achievement of quarterly revenue targets as defined in the purchase agreement. At the date of acquisition, contingent consideration was measured on a discounted cash flow basis, reflecting the present value of undiscounted expected future payments of $2,175,231, which is the expected payout based on forecast revenues, discounted using a risk-adjusted discount rate of 16.1%.

The acquisitions completed during the year ended December 31, 2020 were each determined to be a business combination and were accounted for using the acquisition method in accordance with IFRS 3 with the results of operations consolidated with those of the Company effective January 31, 2020 for ASC and February 26, 2020 for WordZ During the year ended December 31, 2022, the Company further revised the forecasted quarterly revenue target achievements and reported a loss on contingent consideration of $80,071 for Wordz (2021 - $202,350, which is comprised of a loss on contingent consideration of $32,621 for the additional earnout payable for WordZ and a gain on contingent consideration of $234,971 for the reduction in earnout payable for ASC and 2020 - $946,503 was reported as a gain on contingent consideration of which $89,449 was recorded as additional earnout payable for ASC and $1,035,952 was recorded as a reduction in earnout payable for WordZ). Additionally, accretion expense of $29,669 was recorded during the year ended December 31, 2022 for WordZ (2021 - $455,675 and 2020 - $377,312 was recorded for ASC and WordZ). Earnout payments totaling $389,380 (2021 - $1,434,766 and 2020 - $377,312 were made to previous owners of ASC and WordZ) were made to the previous owners of WordZ.

As at December 31, 2022, total contingent consideration payable to WordZ sellers is $258,003 (December 31, 2021 - $523,926 and 2020 - $744,696), of which $258,003 (December 31, 2021 - $357,323 and 2020 - $314,845) is recorded as trade and other payables and accrued liabilities, and $nil has been recorded as long-term contingent consideration (December 31, 2021 - $166,603 and 2020 - $429,851).